Investment Objectives and Goals - Return Stacked(R) International Stocks & Managed Futures ETF	May 04, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Return Stacked® International Stocks & Managed Futures ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Return Stacked® International Stocks & Managed Futures ETF (the “Fund”) seeks long-term capital appreciation.